BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income	$ 78,947	$ 203,900	$ (3,590,169)	$ (980,617)
Net current liability	4,574,925		4,430,933	4,095,286
Deficit on total equity	33,067	2,867,279	81,498	3,066,724	$ 2,177,550
Net loss	$ (78,947)	$ (203,900)	$ 3,590,169	$ 980,617